SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 7,403	$ 7,403
Accrued Expenses	342,464	297,086
Prepaid Investor Services	444,411	470,050
Non-cash interest	687,529	596,004
Intangibles (Intellectual Property and Patent Cost)	259,743	240,428
Deferred Rent	4,262	1,969
Formation Expense	6,815	7,208
Net Operating Loss CF	8,546,920	7,438,911
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	439,958	438,239
Stock Based Compensation	51,481	51,481
Total Deferred tax assets	10,751,607	9,509,400
R&D	(197,604)	(177,702)
Gain on extinguishment of debt	(277,614)	266,987
Capital Raising Costs	(321,291)	(255,614)
Total deferred tax liabilities	(796,509)	(700,303)
Net deferred tax assets (liabilities)	9,955,098	8,809,097
Valuation allowance	(9,955,098)	(8,809,097)
Net deferred tax assets (liabilities)